Fair Value Measurement (Details 4) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Price
Derivative assets	$ 115,721	$ 1,095,122
Derivative liabilities
Realized gain (loss)	(19,225)	(7,094)
Unrealized gain	$ (955,219)	$ (820,407)